Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 0	$ 42	$ 600
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	0	690	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Write-down of Securities Included in Net Income, Tax	3,041	0	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 987	$ 2,054	$ 21